INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Tax Credit Carryforward [Line Items]
Non-cash income tax benefit as a result of lower corporate income tax rate	$ (56.9)	$ (430.4)	$ 0.0
Reorganization of limited liability companies	0.0	46.7	0.0
Tax expense for losses benefited by the members	0.0	83.1	16.6
Valuation allowance for deferred tax assets	139.5	134.9	387.6	$ 286.8
Tax positions that would reduce effective tax rate if recognized in future periods	267.7	249.0	231.3
Indemnification assets recorded that would offset any future recognition	9.7
Expenses (benefits) related to interest and penalties	1.8	$ 4.6	4.5
Reduction in uncertain tax position from the adoption of IRS safe harbor			$ 70.1
Federal
Tax Credit Carryforward [Line Items]
Non-cash income tax benefit as a result of lower corporate income tax rate	56.9
Net operating loss carryforwards	385.1
Amount of tax credit carryforward	12.5
State
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	2,043.2
Amount of tax credit carryforward	$ 46.5